Valuation adjustments - FVTOCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Net Valuation Gains (Losses), Financial assets at fair value through other comprehensive income	$ 3,565	$ 4,108	$ (1,226)
Financial assets at fair value through other comprehensive income	356,089	236,980
Debt instruments.
Financial instruments
Valuation Gains, Financial assets at fair value through other comprehensive income	5,944	4,266
Valuation Losses, Financial assets at fair value through other comprehensive income	(2,384)	(158)
Net Valuation Gains (Losses), Financial assets at fair value through other comprehensive income	3,560	4,108
Financial assets at fair value through other comprehensive income	355,321	233,463
Loans and advances - Customers
Financial instruments
Financial assets at fair value through other comprehensive income		2,875
Equity instruments.
Financial instruments
Valuation Gains, Financial assets at fair value through other comprehensive income	170	111
Valuation Losses, Financial assets at fair value through other comprehensive income	(44)	(4)
Net Valuation Gains (Losses), Financial assets at fair value through other comprehensive income	126	107	(13)
Financial assets at fair value through other comprehensive income	$ 768	$ 642	$ 535	$ 795